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                      UNITED STATES                       OMB APPROVAL
            SECURITIES AND EXCHANGE COMMISSION        OMB Number:3235-0456
APPENDIX I       Washington, D.C. 20549            Expires:   August 31, 2000
                                                    Estimated average burden
                        FORM 24F-2                 hours per response.....1
             ANNUAL NOTICE OF SECURITIES SOLD      --------------------------
                                       PURSUANT TO RULE 24f-2


 Read instructions at end of Form before preparing Form. Please print or type.

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1.  Name and address of issuer:

                                BB&T FUNDS
                                3435 STELZER ROAD
                                COLUMBUS,OHIO 43219

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2.  The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                      [ ]

Prime Money Market Fund, U.S. Treasury Money Market, Short Intermediate U.S. Government Income Fund, Small Company Growth Fund, Intermediate U.S. Government Bond Fund, Intermediate Corporate Bond Fund, North Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, Growth and Income Stock Fund, Balanced Fund, Large Company Growth Fund, International Equity Fund, Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, South Carolina Intermediate Tax-Free Fund
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3.  Investment Company Act File Number:     811-6719

    Securities Act File Number:             33-49098

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4(a). Last day of the fiscal year for which this notice is filed:

       SEPTEMBER 30, 2000

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4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:

    (i) Aggregate sale price of securities
        sold during the fiscal year pursuant
        to section 24(f):                                        $2,813,214,835
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   (ii) Aggregate price of securities redeemed
        or repurchased during the fiscal year:    $2,081,777,630
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  (iii) Aggregate price of securities redeemed
        or repurchased during any prior fiscal
        year ending no earlier than October 11,
        1995 that were not previously used to
        reduce registration fees payable to the
        Commission.                                           $0
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   (iv) Total available redemption credits [Add
        items 5(ii) and 5(iii)]: SEC 2393 (9-97)                 $2,081,777,630
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(v)    Net Sales - If item 5(i) is greater than item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]                         $731,437,205
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(vi)   Redemption credits available for use                      $0
       in future years - if Item 5(i) is less         -------------
       than Item 5(iv) [subtract Item 5(iv)
       from Item 5(i)]:
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(vii)  Multiplier for determining registration
       fee (See Instruction C.9):                                       0.000250
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(viii) Registration fee due [multiply Item 5(v)
       by Item(vii): (enter "0" if no fee is due):                =  $182,859.30
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6.  Prepaid shares
       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24-e-2], then report the amount of securities (number of shares or other units) deducted here:4,296,001. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0.

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7.  Interest due, - If this Form is being filed more than 90 days after the end
    of the issuer's fiscal year (see Instruction D):                          $0
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8.  Total of amount of the registration fee due plus any interest due [Line
5(viii) plus line 7].                                                $182,859.30
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9.  Date the registration fee and any interest payment was sent to the
Commission's lockbox depository: 12/23/00 -----------

      Method of Delivery:
                              [X] Wire Transfer
                              [ ] Mail or other means

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                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Gary Tenkman
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                          Gary Tenkman, Treasurer
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Date 12/28/00
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*  Please print the name and title of the signing officer below the signature.

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SEC 2393(9-97)